Annual Total Returns - BlackRock Core Bond Portfolio (Service Shares) [BarChart] - Service - BlackRock Core Bond Portfolio - Service Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	4.99%
Annual Return 2012	7.01%
Annual Return 2013	(1.56%)
Annual Return 2014	6.36%
Annual Return 2015	0.12%
Annual Return 2016	2.27%
Annual Return 2017	3.00%
Annual Return 2018	(0.84%)
Annual Return 2019	9.54%
Annual Return 2020	8.03%